Note - 9 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Statement Line Items [Line Items]
Outstanding options, beginning of year	1,018,067	1,229,341
Outstanding weighted average exercise price, beginning of year (in CAD per share)	$ 16.07	$ 12.99
Number of share options granted in share-based payment arrangement	100,000	572,503
Granted, weighted average exercise price (in CAD per share)	$ 22.40	$ 17.64
Exercised for cash, options	(75,066)	(418,294)
Exercised for cash, weighted average exercise price | $	$ 16.48	$ 10.73
Exercised cashless, options	(54,274)	(365,483)
Exercised cashless, weighted average exercise price | $	$ 14.44	$ 14.29
Outstanding options, end of year	988,727	1,018,067
Outstanding weighted average exercise price, end of year (in CAD per share)	$ 16.77	$ 16.07